Income Taxes (Deferred Income Taxes Liability) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Deferred Income Tax Liabilities , Property, plant and equipment		$ 661
Deferred Income Tax Liabilities , Risk management	176	640
Deferred Income Tax Liabilities , Unrealized foreign exchange gains	205	182
Deferred Income Tax Liabilities , Other	14	44
Deferred Income Tax Assets, Property, plant and equipment	(995)	(200)
Deferred Income Tax Assets, Compensation plans	(113)	(112)
Deferred Income Tax Assets, Accrued and unpaid expense	(65)	(75)
Deferred Income Tax Assets, Non-capital and net capital losses carried forward	(119)	(121)
Deferred Income Tax Assets, Alternative minimum tax and foreign tax credits	(122)	(152)
Deferred Income Tax Assets, Other	(61)	(102)
Net Deferred Income Tax Liability	$ (1,080)	$ 765